Fair Value Measurement - Assets and Liabilities Measured at Fair Value on a Non-Recurring Basis (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Assets
Other real estate owned	$ 1,927	$ 1,674
Fair Value, Measurements, Nonrecurring [Member]
Assets
Other real estate owned	1,927	1,674
Impaired loans, net of allowance	35,853	40,715
Significant Unobservable Inputs (Level 3) [Member] | Fair Value, Measurements, Nonrecurring [Member]
Assets
Other real estate owned	1,927	1,674
Impaired loans, net of allowance	$ 35,853	$ 40,715